STOCKHOLDERS' EQUITY (DEFICIT) (Narrative) (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 18, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Proceeds from shares issued			$ 208,982
Aggregate intrinsic value of warrants outstanding and exercisable			$ 0
Warrant issued		50,004	132,669	666,667
Warrant [Member]
Warrant issued		50,004	666,667	83,333
Weighted-average remaining contractual life for stock options outstanding and exercisable		3 years 7 months 6 days
Preferred Class A [Member] | Officer and Director [Member]
Share issued	2,000
Proceeds from shares issued	$ 2,200